PRIVATE PLACEMENT (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended			12 Months Ended
	Jul. 31, 2022	Nov. 30, 2024	Jun. 30, 2025	May 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 23, 2025	Apr. 23, 2025	Mar. 24, 2025	Aug. 05, 2022
Subsidiary, Sale of Stock [Line Items]
Payment for general and administrative services		$ 5,984		$ 28,545
DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share								$ 10.79	$ 10.68	$ 10.61
Sale of units in initial public offering, net of offering costs, shares	1,725,000
Sponsor owned, percentage	20.00%
Aggregate purchase price	$ 25,000
Amount due to related party			$ 368,127			$ 129,759	$ 490,000
Unpaid services fee			160,000			100,000	0
Incurred fees			$ 60,000		$ 40,000	100,000	0
Conversion price of note			$ 10.00
DT Cloud Acquisition Corporation [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Related party debt			$ 300,000			300,000
DT Cloud Acquisition Corporation [Member] | Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount											$ 300,000
Conversion price of note											$ 10.00
Amount due to related party						0	$ 217,614
Sponsor [Member] | DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Payment for general and administrative services			$ 10,000			$ 10,000
Private Placement [Member] | Sponsor [Member] | DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction			234,500			234,500
Sale of stock, price per share			$ 10.00			$ 10.00
Units description			Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination			Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination